Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2025			2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,226	20,356	24,582	4,608	22,902	27,510
Covered bonds	–	11,264	11,264	–	11,800	11,800
Certificates of deposit issued	–	2,484	2,484	–	597	597
Securitisation notes	17	6,325	6,342	22	5,185	5,207
Commercial paper	–	11,703	11,703	–	4,797	4,797
Total debt securities in issue	4,243	52,132	56,375	4,630	45,281	49,911